Related parties	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Related parties
Related parties

15.Related parties

a)The table below sets forth the related party and the relationship with the Company:

Name of related party	Relationship with the Company
Xiaofeng Gao	Chairman of the Board of Directors and Chief Executive Officer, 32.3% beneficial owner of the Company

b)The Company had the following related party balance with the related party mentioned above:

	As of March 31,
	2021	2020
Amounts due to Xiaofeng Gao	$257,037	$—

c)The Company had the following related party transaction with the related party mentioned above:

	For the years ended March 31,
	2021	2020
Expense paid by Xiaofeng Gao	$2,266,396	$—

The Group did not have other significant balances or transactions with its related parties for the years ended March 31, 2020 and 2021.

14.Related parties

1)	Nature of relationships with related parties

Name of related parties	Relationship with the Company

Gao Xiaofeng	Shareholder

2)Transactions and balances with related parties

Amounts due to a related party:

	As of March 31,
	2019	2018
Gao Xiaofeng	—	1,590,305
Total	—	$1,590,305

The amounts represented an interest-free loan borrowed from a related party which was settled in December 2018.